Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
September 30, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 59.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,064,515	$12,679,075
Janus Henderson Enterprise Fund - Class N Shares£	144,450	22,194,144
Janus Henderson Growth and Income Fund - Class N Shares£	299,209	23,527,601
Janus Henderson Overseas Fund - Class N Shares£	1,252,388	60,869,921
Janus Henderson Research Fund - Class N Shares£	219,531	18,508,779
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	76,197	1,338,868
Janus Henderson Triton Fund - Class N Shares£	16,481	491,001
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	301,740	3,608,989
		143,218,378
Exchange-Traded Funds (ETFs) – 29.5%
iShares Core International Aggregate Bond	114,917	5,954,999
iShares JP Morgan USD Emerging Markets Bond	56,671	5,303,272
iShares Russell 2000 Value	57,209	9,543,605
Janus Henderson Small Cap Growth Alpha£	45,804	2,995,582
Vanguard FTSE Emerging Markets	735,418	35,189,751
Vanguard Value	70,368	12,284,142
		71,271,351
Fixed Income Funds – 9.6%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,640,035	12,989,076
Janus Henderson Flexible Bond Fund - Class N Shares£	985,454	9,440,640
Janus Henderson High-Yield Fund - Class N Shares£	54,297	404,512
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	74,122	214,212
		23,048,440
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£	3,961,601	3,962,394
Total Investments (total cost $212,582,500) – 100.0%		241,500,563
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(21,956)
Net Assets – 100%		$241,478,607

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 71.7%
Equity Funds - 59.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$12,142,610	$42,273	$(328,355)	$140,876	$681,671	$12,679,075	1,064,515	$-	$-
Janus Henderson Enterprise Fund - Class N Shares
	20,741,233	74,264	(573,082)	41,650	1,910,079	22,194,144	144,450	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	22,778,352	134,894	(608,797)	38,992	1,184,160	23,527,601	299,209	56,462	-
Janus Henderson Overseas Fund - Class N Shares
	60,548,620	207,629	(1,617,875)	178,182	1,553,365	60,869,921	1,252,388	-	-
Janus Henderson Research Fund - Class N Shares
	18,485,383	61,729	(480,913)	(10,507)	453,087	18,508,779	219,531	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	1,248,808	4,499	(34,670)	4,800	115,431	1,338,868	76,197	-	-
Janus Henderson Triton Fund - Class N Shares
	464,600	1,655	(12,656)	1,408	35,994	491,001	16,481	-	-
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	3,379,965	27,611	(92,747)	9,387	284,773	3,608,989	301,740	15,627	-
Total Equity Funds - 59.3%
	$139,789,571	$554,554	$(3,749,095)	$404,788	$6,218,560	$143,218,378	3,374,511	$72,089	$-
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson Small Cap Growth Alpha
	2,770,504	10,182	(78,577)	4,393	289,080	2,995,582	45,804	2,524	-

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Fixed Income Funds - 9.6%
Janus Henderson Developed World Bond Fund - Class N Shares
	$12,579,565	$141,081	$(344,661)	$6,610	$606,481	$12,989,076	1,640,035	$97,298	$-
Janus Henderson Flexible Bond Fund - Class N Shares
	9,166,308	147,603	(250,286)	(24,853)	401,868	9,440,640	985,454	115,810	-
Janus Henderson High-Yield Fund - Class N Shares
	394,990	8,213	(10,645)	(753)	12,707	404,512	54,297	6,850	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	211,870	3,569	(5,698)	120	4,351	214,212	74,122	2,842	-
Total Fixed Income Funds - 9.6%
	$22,352,733	$300,466	$(611,290)	$(18,876)	$1,025,407	$23,048,440	2,753,908	$222,800	$-
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	3,560,383	1,559,495	(1,157,477)	5	(12)	3,962,394	3,961,601	49,634	-
Total Affiliated Investments - 71.7%
	$168,473,191	$2,424,697	$(5,596,439)	$390,310	$7,533,035	$173,224,794	10,135,824	$347,047	$-

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$143,218,378	$-	$-
Exchange-Traded Funds (ETFs)	71,271,351	-	-
Fixed Income Funds	23,048,440	-	-
Money Markets	-	3,962,394	-
Total Assets	$237,538,169	$3,962,394	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70268 11-24